Organization - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (loss) (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 3,921,716,406	$ 615,402,882	¥ 2,052,431,752	¥ 1,440,068,825
Net income	(8,544,352)	(1,340,794)	3,373,420,061	404,858,740
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Revenues	3,921,688,104	615,398,441	2,052,431,752	1,440,068,825
Net income	¥ 37,717,411	$ 5,918,685	¥ 399,366,632	¥ 353,558,726